Taxes on Income (Deferred income taxes) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred income taxes [Line Items]
Balance as at the begining of the year	$ (199)	$ (232)
Additions in respect of business combinations	13
Amounts Recorded In Statement Of Income	(20)	34
Amounts Recorded To A Capital Reserve	(23)	(9)
Translation differences	(8)	8
Balance as at the end of the year	(237)	(199)
Depreciable property, plant and equipment and intangible assets [Member]
Deferred income taxes [Line Items]
Balance as at the begining of the year	(439)	(421)
Additions in respect of business combinations	(0)
Amounts Recorded In Statement Of Income	16	(17)
Amounts Recorded To A Capital Reserve	0	0
Translation differences	2	(1)
Balance as at the end of the year	(421)	(439)
Inventories [Member]
Deferred income taxes [Line Items]
Balance as at the begining of the year	38	32
Additions in respect of business combinations	1
Amounts Recorded In Statement Of Income	0	6
Amounts Recorded To A Capital Reserve	0	0
Translation differences	0	0
Balance as at the end of the year	39	38
Provisions for employee benefits [Member]
Deferred income taxes [Line Items]
Balance as at the begining of the year	94	84
Additions in respect of business combinations	1
Amounts Recorded In Statement Of Income	2	13
Amounts Recorded To A Capital Reserve	(22)	(6)
Translation differences	(2)	3
Balance as at the end of the year	73	94
Other [Member]
Deferred income taxes [Line Items]
Balance as at the begining of the year	(7)	19
Additions in respect of business combinations	9
Amounts Recorded In Statement Of Income	(14)	(28)
Amounts Recorded To A Capital Reserve	(1)	0
Translation differences	(3)	2
Balance as at the end of the year	(16)	(7)
In respect of carry forward tax losses [Member]
Deferred income taxes [Line Items]
Balance as at the begining of the year	115	54
Additions in respect of business combinations	2
Amounts Recorded In Statement Of Income	(24)	60
Amounts Recorded To A Capital Reserve	0	(3)
Translation differences	(5)	4
Balance as at the end of the year	$ 88	$ 115